Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
NOTE 12
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COMMITMENTS AND CONTINGENCIES
From time to time, the Company may be involved in lawsuits, claims or legal proceedings that arise in the ordinary course of business. The Company accrues a contingent liability when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Management believes that there are no claims against the Company for which the outcome is expected to have a material effect on the financial position, results of operations or cash flows of the Company.

11.	COMMITMENTS AND CONTINGENGIES
Leases Obligations
The Company has a space and facility sharing arrangement with the Parent to use the equipment owned by the Parent and the facilities leased by the Parent as its administrative and sales office, research and development laboratory, and production and engineering facilities. The lease is entirely for the benefit of the Company and, although the legal obligation is with the Parent, the substance of transaction resulted in the

Company recording the lease obligation and commitments in these carve-out
financial statements. For the years ended December 31, 2021 and 2020, the Company paid the Parent an average monthly fee of
$42 to share the facilities. In addition, the Company is responsible for variable utilities and common expenses for the facility incurred by the landlord. The Company recognizes rent on a straight-line basis over the lease term and recognizes any differences in rent paid and expense as deferred rent within accrued liabilities on the balance sheets.
The current lease has an expiration date of June 30, 2024, with a single option to extend the lease for 60 months.

T
he future minimum lease commitments as of December 31, 2021 are as follows:

Year ending December 31:
2022	$525
2023	540
2024	276

$1,341

Other Matters
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on the financial position, results of operations or cash flows of the Company.